General and administrative expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
General and administrative expenses
Employee benefits expenses	$ (1,618)	$ (248)	$ (2,696)	$ (450)	$ (1,045)	$ (1,002)
Professional fees	(1,994)	(7)	(3,401)	(36)	(1,473)	(278)
Other operating expenses	(1,217)	(50)	(1,541)	(77)	(183)	(421)
General and administrative expenses	$ (4,829)	$ (305)	$ (7,638)	$ (563)	$ (2,701)	$ (1,701)